Patent Costs (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Legal fees			$ 711,148	$ 701,089
Accumulated amortization	$ 80,000		80,000		$ 74,667	$ 58,667
Estimated useful lives					5 years
Amortization expenses			139,022	69,877	$ 162,568	107,830
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Legal fees					701,089	515,402
Accumulated amortization	$ 55,510		$ 55,510		$ 6,920	$ 3,182
Estimated useful lives	14 years		14 years		15 years	15 years
Amortization expenses	$ 7,152	$ 794	$ 48,590	$ 1,587	$ 3,738	$ 3,182